Non-Controlling Interest in Versus LLC (Details) - Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Information Before Intragroup Eliminations For Non Wholly Owned Subsidiary Abstract
Non-controlling interest percentage	18.10%	33.20%	33.20%
Assets
Current	$ 1,011,636	$ 1,488,892	$ 779,123
Non-current	2,910,990	2,300,268	2,289,645
Total Assets	3,922,626	3,789,160	3,068,768
Liabilities
Current	518,701	763,970	1,020,192
Non-current	39,774,321	30,661,143	17,329,272
Total Liabilities	40,293,022	31,425,113	18,349,464
Net liabilities	(36,370,396)	(27,635,953)	(15,280,696)
Non-controlling interest	(6,383,129)	(8,621,581)	(5,193,701)
Net loss	(10,090,734)	(17,847,892)	(6,911,040)
Net loss attributed to non-controlling interest	$ (2,137,885)	$ (3,448,820)	$ (1,464,660)